SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
SEGMENTED INFORMATION
SEGMENTED INFORMATION
The Company’s gold mines are divided into geographic segments as follows:
•Burkina Faso - Essakane mine;
•Suriname - Rosebel mine;
•Canada - Doyon division, including Westwood mine;
•Discontinued operations - Incorporated joint ventures (Mali) - Sadiola mine (41%) and Yatela mine (40%), classified as held for sale
The Company’s non-gold segments are divided as follows:
•Exploration and evaluation and development; and
•Corporate - includes royalty interests located in Canada and investments in associates and incorporated joint ventures.

	December 31, 2019			December 31, 2018
	Total non- current assets	Total assets	Total liabilities	Total non- current assets	Total assets	Total liabilities
Gold mines
Burkina Faso	$958.1	$1,255.6	$254.2	$865.3	$1,110.6	$210.6
Suriname	756.1	938.5	360.8	674.3	847.1	292.9
Canada	315.4	338.9	203.7	717.2	747.7	207.1
Total gold mines excluding incorporated joint ventures	2,029.6	2,533.0	818.7	2,256.8	2,705.4	710.6
Exploration and evaluation and development	510.7	605.5	13.6	465.6	548.8	11.8
Corporate[1]	58.8	723.6	611.0	151.7	706.8	446.0
Total per consolidated financial statements	$2,599.1	$3,862.1	$1,443.3	$2,874.1	$3,961.0	$1,168.4
Discontinued operations - Incorporated joint ventures (Mali)[2]	$63.5	$140.7	$123.2	$103.1	$166.0	$123.6
1 The carrying amount of the Investment in incorporated joint ventures is included in the corporate segment as non-current assets.
2 The breakdown of the financial information for the incorporated joint ventures has been disclosed above as it is reviewed regularly by the Company's Chief Operating Decision Maker ("CODM") to assess the performance of the incorporated joint ventures and to make resource allocation decisions.

Year ended December 31, 2019

	Consolidated statements of earnings information								Capital expenditures[4]
	Revenues	Cost of sales[1]	Depreciation expense[2]	General and administrative[3]	Exploration	Impairment (Reversal)	Other	Earnings (loss) from operations
Gold mines
Burkina Faso	$579.2	$365.4	$149.0	$—	$—	$(109.5)	$1.5	$172.8	$101.0
Suriname	352.5	255.8	70.6	—	3.7	—	3.9	18.5	83.7
Canada	133.6	99.4	48.1	—	—	395.0	27.8	(436.7)	31.7
Total gold mines excluding incorporated joint ventures	1,065.3	720.6	267.7	—	3.7	285.5	33.2	(245.4)	216.4
Exploration and evaluation and development[5]	—	—	—	—	30.8	—	0.3	(31.1)	31.3
Corporate[6]	—	—	7.4	42.0	—	2.3	9.9	(61.6)	3.7
Total per consolidated financial statements	1,065.3	720.6	275.1	42.0	34.5	287.8	43.4	(338.1)	251.4
Discontinued operations - Incorporated joint ventures (Mali)[7]	74.4	47.0	1.6	—	—	36.3	3.4	(13.9)	—
	$1,139.7	$767.6	$276.7	$42.0	$34.5	$324.1	$46.8	$(352.0)	$251.4
1 Excludes depreciation expense.
2 Depreciation expense excludes depreciation related to Corporate assets, which is included in General and administrative expenses.
3 Includes depreciation expense relating to Corporate and Exploration and evaluation assets.
4 Includes cash expenditures for Property, plant and equipment and Exploration and evaluation assets.
5 Closed site costs on Exploration and evaluation properties included in Other expenses.
6 Includes earnings from royalty interests.
7 Net earnings from incorporated joint ventures are included in a separate line in the Consolidated statements of earnings. The breakdown of the financial information has been disclosed above as it is reviewed regularly by the Company’s CODM to assess its performance and to make resource allocation decisions.
Year ended December 31, 2018

	Consolidated statements of earnings information								Capital expenditures[4]
	Revenues	Cost of sales[1]	Depreciation expense[2]	General and administrative[3]	Exploration	Impairment (Reversal)	Other	Earnings (loss) from operations
Gold mines
Burkina Faso	$564.1	$338.0	$135.1	$—	$—	$—	$7.0	$84.0	$158.2
Suriname	386.0	260.7	82.7	—	4.6	—	1.6	36.4	64.7
Canada	160.5	110.0	45.0	—	—	—	7.4	(1.9)	55.1
Total gold mines excluding incorporated joint ventures	1,110.6	708.7	262.8	—	4.6	—	16.0	118.5	278.0
Exploration and evaluation and development[5]	—	—	—	—	34.6	—	0.7	(35.3)	17.8
Corporate[6]	0.4	—	2.6	42.1	—	—	4.8	(49.1)	5.1
Total per consolidated financial statements	1,111.0	708.7	265.4	42.1	39.2	—	21.5	34.1	300.9
Discontinued operations - Incorporated joint ventures (Mali)[7]	76.5	55.0	1.8	—	0.2	—	3.5	16.0	1.2
	$1,187.5	$763.7	$267.2	$42.1	$39.4	$—	$25.0	$50.1	$302.1

1	Excludes depreciation expense.

2	Depreciation expense excludes depreciation related to Corporate assets, which is included in General and administrative expenses.

3	Includes depreciation expense relating to Corporate and Exploration and evaluation assets.

4	Includes cash expenditures for Property, plant and equipment, Exploration and evaluation assets and finance lease payments.

5	Closed site costs on Exploration and evaluation properties included in Other expenses.

6	Includes earnings from royalty interests.

7
Net earnings from incorporated joint ventures are included in a separate line in the Consolidated statements of earnings. The breakdown of the financial information has been disclosed above as it is reviewed regularly by the Company’s CODM to assess its performance and to make resource allocation decisions.